Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2018
Shareholders' equity
Tabular disclosure of number of shares acquired in the context of the buy-back program as well as the repurchased treasury stock
Treasury Stock

Period	Average price paid per share	Total number of shares purchased and retired as part of publicly announced plans or programs	Total value of shares (1)
	in €		in € THOUS
Purchase of Treasury Stock
May 2013	52,96	1.078.255	57.107
June 2013	53,05	2.502.552	132.769
July 2013	49,42	2.972.770	146.916
August 2013	48,40	995.374	48.174
Repurchased Treasury Stock	51,00	7.548.951	384.966

Retirement of repurchased Treasury Stock
February 2016	51,00	6.549.000	333.973

December 31, 2016	51,00	999.951	50.993

Purchase of Treasury Stock
December 2017	87,79	660.000	57.938

December 31, 2017	65,63	1.659.951	108.931

Purchase of Treasury Stock
May 2018	86,69	173.274	15.020

June 2018	86,14	257.726	22.201

Repurchased Treasury Stock	86,37	431.000	37.221

Retirement of repurchased Treasury Stock

December 2018	87,23	1.091.000	95.159

Total	51,00	999.951	50.993

(1) The value of shares repurchased in 2013, 2017 and 2018 is inclusive of fees (net of taxes) paid in the amount of approximately €81, €12 and €8, respectively, for services rendered.